Assets Held for Sale and Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures
During the six months ended June 30, 2013, we classified one of our properties as held for sale as we committed to an approved plan to seek to dispose of the property. The sale of the property is expected to occur within one year. The following table represents the major classes of assets and liabilities and the balance sheet classification as of June 30, 2013 (in thousands):

June 30, 2013
Land	$5,109
Building and improvements, net	15,181
Lease intangibles, net	848
Property held for sale, net	$21,138

Receivables and other assets, net	$1,059
Non-real estate assets of property held for sale, net	$1,059

Security deposits, prepaid rent and other liabilities	$131
Security deposits, prepaid rent and other liabilities	$131
The table below reflects the results of operations of the property classified as held for sale, which are included in discontinued operations for the six months ended June 30, 2013 and 2012 (in thousands):

	Six Month Ended June 30,
	2013	2012
Revenues:
Rental income	$814	$1,131
Expenses:
Rental	137	151
Depreciation and amortization	171	458
Total expenses	308	609
Income before other income (expense)	506	522
Other income (expense):
Interest expense related to debt	(161)	(255)
Income from discontinued operations	$345	$267

The table below reflects the results of operations of the property classified as held for sale, which are included in discontinued operations in our consolidated statements of operations for each of the three years ended December 31, 2012, 2011, and 2010 (in thousands):

	Year Ended December 31,
	2012	2011	2010
Revenues:
Rental income	$2,264	$2,261	$2,416
Expenses:
Rental	261	277	355
Depreciation and amortization	921	991	1,062
Total expenses	1,182	1,268	1,417
Income before other income (expense)	1,082	993	999
Other income (expense):
Interest expense related to debt	(514)	(573)	(810)
Income from discontinued operations	$568	$420	$189